Short-Term Loans - Summary of Short-Term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
Short-term borrowing—banks	¥ 0	$ 0	¥ 9,000
Total			¥ 9,000